Credit Risk - Disclosure of Credit Performance (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 213,525	£ 212,178
Exposure	319,319	328,792
Loss allowance	828	1,303
Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	210,600	210,400
Gross write- offs	191	253
Loss allowance	866	1,377
Loans to customers | Undrawn Balances
Disclosure of credit risk exposure [line items]
Loans and advances to customers	37,800	43,200
Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	191,200	190,400
Loans to customers | Stage 1 | Undrawn Balances
Disclosure of credit risk exposure [line items]
Exposure	36,200	41,800
Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	16,500	17,100
Loans to customers | Stage 2 | Undrawn Balances
Disclosure of credit risk exposure [line items]
Exposure	1,500	1,300
Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	2,900	2,900
Loans to customers | Stage 3 | Undrawn Balances
Disclosure of credit risk exposure [line items]
Exposure	100	100
Retail Banking | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	185,600	178,500
Gross write- offs	108	155
Loss allowance	389	588
Retail Banking | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	171,800	165,600
Retail Banking | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	11,700	11,000
Retail Banking | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	2,100	1,900
Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	177,297	169,801
Homes | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	177,300	169,800
Gross write- offs	5	14
Loss allowance	191	280
Homes | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	164,400	157,600
Homes | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	11,100	10,400
Homes | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	1,800	1,800
Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,311	8,650
Gross write- offs	103	141
Loss allowance	198	308
Everyday Banking | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,300	8,700
Gross write- offs	103	141
Loss allowance	198	308
Everyday Banking | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	7,400	8,000
Everyday Banking | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	600	600
Everyday Banking | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	300	100
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,984	8,024
Gross write- offs	25	25
Loss allowance	52	118
Consumer Finance | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,000	8,000
Gross write- offs	25	25
Loss allowance	52	118
Consumer Finance | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	4,800	7,600
Consumer Finance | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	200	400
Consumer Finance | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	0	0
Corporate & Commercial Banking | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	17,000	17,600
Gross write- offs	58	51
Loss allowance	423	603
Corporate & Commercial Banking | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	11,800	11,100
Corporate & Commercial Banking | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	4,400	5,500
Corporate & Commercial Banking | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	800	1,000
Corporate Centre | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,000	3,500
Gross write- offs	0	0
Loss allowance	2	35
Corporate Centre | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	2,800	3,500
Corporate Centre | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	200	0
Corporate Centre | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 0	0
Corporate & Investment Banking | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers		2,800
Gross write- offs		22
Loss allowance		33
Corporate & Investment Banking | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure		2,600
Corporate & Investment Banking | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure		200
Corporate & Investment Banking | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure		£ 0
Corporate loans | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure ratio	90.79%	90.49%
Corporate loans | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure ratio	7.83%	8.12%
Corporate loans | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure ratio	1.43%	1.42%